Average Annual Total Returns - LVIP Vanguard Domestic Equity ETF Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	19.82%	14.87%	12.40%	May 02, 2011	19.53%	14.58%	12.12%	May 02, 2011	20.89%	15.43%	13.22%